UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD	Nuveen Tax-Advantaged Dividend Growth Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.2% (95.8% of Total Investments)

	COMMON STOCKS – 107.4% (73.9% of Total Investments)

	Aerospace & Defense – 3.5%

14,547	Lockheed Martin Corp	$5,032,680
110,873	Safran SA, ADR, (2), (3)	3,871,685
	Total Aerospace & Defense	8,904,365

	Automobiles – 1.1%

188,204	Daimler AG, ADR, (2)	2,954,803

	Banks – 12.4%

38,538	BOC Hong Kong Holdings Ltd, Sponsored ADR, (2)	3,664,235
174,664	Danske Bank A/S, Sponsored ADR, (2)	2,288,098
83,342	JPMorgan Chase & Co	9,404,311
1,223,526	Lloyds Banking Group PLC, ADR	3,719,519
129,084	Swedbank AB, ADR, (2)	3,198,702
61,420	Toronto-Dominion Bank/The	3,734,336
113,880	Wells Fargo & Co, (3)	5,985,533
	Total Banks	31,994,734

	Beverages – 3.4%

61,831	Heineken NV, Sponsored ADR, (2)	2,898,019
52,344	PepsiCo Inc., (4)	5,852,059
	Total Beverages	8,750,078

	Biotechnology – 1.0%

115,391	Grifols SA, ADR, (3)	2,465,906

	Capital Markets – 3.3%

10,834	BlackRock Inc.	5,106,389
37,231	Macquarie Group Ltd, ADR, (2), (3)	3,368,102
	Total Capital Markets	8,474,491

	Chemicals – 3.3%

141,868	Koninklijke DSM NV, Sponsored ADR, (2), (3)	3,739,640
30,025	Praxair Inc., (3)	4,825,918
	Total Chemicals	8,565,558

	Containers & Packaging – 3.5%

87,989	Amcor Ltd/Australia, Sponsored ADR, (2)	3,470,726
49,900	Packaging Corp of America	5,473,531
	Total Containers & Packaging	8,944,257

	Diversified Financial Services – 0.9%

30,122	ORIX Corp, Sponsored ADR	2,440,786

	Diversified Telecommunication Services – 3.9%

189,315	AT&T Inc.	6,357,198
268,016	HKT Trust & HKT Ltd, ADR, (2)	3,685,488
	Total Diversified Telecommunication Services	10,042,686

	Electric Utilities – 4.7%

34,804	NextEra Energy Inc., (3)	5,833,150
366,447	Red Electrica Corp SA, ADR, (2), (3)	3,818,378

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

171,195	SSE PLC, Sponsored ADR, (2)	$2,555,085
	Total Electric Utilities	12,206,613

	Electronic Equipment, Instruments & Components – 0.8%

41,836	Alps Electric Co Ltd, ADR, (2)	2,125,963

	Food Products – 1.2%

191,702	Danone SA, Sponsored ADR, (2)	2,964,671

	Health Care Providers & Services – 2.5%

24,011	UnitedHealth Group Inc., (4)	6,387,886

	Hotels, Restaurants & Leisure – 2.3%

37,847	Carnival Corp	2,413,503
158,250	Compass Group PLC, Sponsored ADR, (2)	3,578,824
	Total Hotels, Restaurants & Leisure	5,992,327

	Household Durables – 1.0%

22,700	Whirlpool Corp, (3)	2,695,625

	Household Products – 3.0%

73,377	Colgate-Palmolive Co, (3)	4,912,590
146,805	Reckitt Benckiser Group PLC, Sponsored ADR, (2)	2,692,404
	Total Household Products	7,604,994

	Industrial Conglomerates – 3.1%

47,207	Honeywell International Inc.	7,855,245

	IT Services – 6.6%

50,992	Accenture PLC, (3), (4)	8,678,838
76,065	Fidelity National Information Services Inc., (3)	8,296,410
	Total IT Services	16,975,248

	Machinery – 1.1%

27,452	Ingersoll-Rand PLC	2,808,340

	Media – 2.3%

113,892	Comcast Corp, Class A, (4)	4,032,916
27,065	WPP PLC, Sponsored ADR	1,983,053
	Total Media	6,015,969

	Oil, Gas & Consumable Fuels – 7.3%

46,499	Chevron Corp, (4)	5,685,898
102,301	Enbridge Inc., (4)	3,303,299
52,314	Phillips 66, (3)	5,896,834
61,151	Total SA, Sponsored ADR	3,937,513
	Total Oil, Gas & Consumable Fuels	18,823,544

	Personal Products – 1.9%

48,346	L’Oreal SA, ADR, (2)	2,327,135
47,965	Unilever PLC, Sponsored ADR	2,636,636
	Total Personal Products	4,963,771

	Pharmaceuticals – 7.0%

11,572	Allergan PLC	2,204,235
26,802	Johnson & Johnson, (3)	3,703,232
189,931	Pfizer Inc., (3), (4)	8,370,259
81,145	Sanofi, ADR	3,624,747
	Total Pharmaceuticals	17,902,473

Shares	Description (1)				Value

	Professional Services – 1.2%

116,072	Experian PLC, Sponsored ADR, (2)				$2,980,149

	Real Estate Management & Development – 1.2%

619,764	CapitaLand Ltd, Sponsored ADR, (2)				3,057,234

	Road & Rail – 3.2%

50,692	Union Pacific Corp				8,254,178

	Semiconductors & Semiconductor Equipment – 1.7%

39,636	Texas Instruments Inc.				4,252,546

	Software – 6.2%

103,684	Microsoft Corp, (3)				11,858,339
32,747	SAP SE, Sponsored ADR, (3)				4,027,881
	Total Software				15,886,220

	Specialty Retail – 3.0%

67,276	Lowe’s Cos Inc., (3), (4)				7,724,630

	Technology Hardware, Storage & Peripherals – 3.5%

40,297	Apple Inc., (3), (4)				9,096,645

	Tobacco – 1.8%

55,961	Philip Morris International Inc.				4,563,060

	Trading Companies & Distributors – 2.0%

142,088	ITOCHU Corp, ADR, (2)				5,203,916

	Wireless Telecommunication Services – 2.5%

284,684	KDDI Corp, ADR, (2)				3,907,288
118,059	Vodafone Group PLC, Sponsored ADR, (3)				2,561,880
	Total Wireless Telecommunication Services				6,469,168
	Total Common Stocks (cost $185,849,811)				276,348,079

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 14.3% (9.9% of Total Investments)

	Automobiles – 0.7%

$75	General Motors Financial Co Inc.	6.500%	N/A (6)	BB+	$73,594
1,685	General Motors Financial Co Inc.	5.750%	N/A (6)	BB+	1,596,538
1,760	Total Automobiles				1,670,132

	Banks – 7.5%

1,850	Bank of America Corp	6.500%	N/A (6)	BBB–	1,998,000
170	Bank of America Corp	6.300%	N/A (6)	BBB–	183,175
1,700	CIT Group Inc.	5.800%	N/A (6)	B+	1,674,500
1,950	Citigroup Inc.	6.250%	N/A (6)	BB+	2,035,313
875	Citigroup Inc.	5.800%	N/A (6)	BB+	893,375
925	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	948,328
275	CoBank ACB	6.250%	N/A (6)	BBB+	291,500
850	Huntington Bancshares Inc./OH	5.700%	N/A (6)	Baa3	842,562
1,925	JPMorgan Chase & Company	6.750%	N/A (6)	BBB	2,100,656
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB	129,375
825	JPMorgan Chase & Company, (3-Month LIBOR reference rate + 3.470% spread), (7)	5.809%	N/A (6)	BBB–	828,506
625	Lloyds Bank PLC, 144A	12.000%	N/A (6)	Baa3	764,088
975	M&T Bank Corp	6.450%	N/A (6)	Baa2	1,048,125
1,575	PNC Financial Services Group Inc./The	6.750%	N/A (6)	Baa2	1,703,756
825	SunTrust Banks Inc.	5.625%	N/A (6)	Baa3	838,406
1,600	Wells Fargo & Co	5.875%	N/A (6)	Baa2	1,683,024

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Banks (continued)

$1,150	Zions Bancorporation	7.200%	N/A (6)	BB	$1,230,500
18,220	Total Banks				19,193,189

	Capital Markets – 0.5%

500	Goldman Sachs Group Inc./The	5.300%	N/A (6)	Ba1	500,250
850	Morgan Stanley	5.550%	N/A (6)	BB+	872,525
1,350	Total Capital Markets				1,372,775

	Consumer Finance – 0.3%

845	Capital One Financial Corp	5.550%	N/A (6)	Baa3	859,788

	Diversified Financial Services – 0.7%

1,275	Discover Financial Services	5.500%	N/A (6)	BB–	1,259,063
500	Voya Financial Inc.	6.125%	N/A (6)	BB+	508,125
1,775	Total Diversified Financial Services				1,767,188

	Electric Utilities – 0.7%

1,610	Emera Inc.	6.750%	6/15/76	BBB–	1,714,650

	Energy Equipment & Services – 0.2%

625	Transcanada Trust	5.875%	8/15/76	Baa2	638,281

	Food Products – 1.3%

400	Land O’ Lakes Inc., 144A	7.250%	N/A (6)	BB	416,000
2,600	Land O’ Lakes Inc., 144A	8.000%	9/15/66	BB	2,821,000
3,000	Total Food Products				3,237,000

	Industrial Conglomerates – 0.6%

1,714	General Electric Co	5.000%	N/A (6)	Baa1	1,670,936

	Insurance – 1.6%

895	Liberty Mutual Group Inc., 144A	7.800%	3/15/37	Baa3	1,047,150
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,535,000
1,000	Nationwide Financial Services Inc.	6.750%	5/15/37	Baa2	1,090,000
500	Progressive Corp/The	5.375%	N/A (6)	BBB+	498,750
3,395	Total Insurance				4,170,900

	U.S. Agency – 0.2%

525	Farm Credit Bank of Texas, 144A	6.200%	N/A (6)	BBB	532,875
$34,819	Total $1,000 Par (or similar) Institutional Preferred (cost $35,649,890)				36,827,714

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 12.8% (8.8% of Total Investments)

	Banks – 3.7%

30,400	Citigroup Inc.	7.125%		BB+	$848,464
8,700	CoBank ACB, (2)	6.250%		BBB+	904,800
2,209	CoBank ACB, (2)	6.125%		BBB+	221,452
29,100	Fifth Third Bancorp	6.625%		Baa3	800,250
31,776	FNB Corp/PA	7.250%		Ba2	909,747
32,000	Huntington Bancshares Inc./OH	6.250%		Baa3	823,680
32,975	KeyCorp	6.125%		Baa3	881,422
25,700	People’s United Financial Inc.	5.625%		BB+	661,775
44,587	Regions Financial Corp	6.375%		BB+	1,182,001
56,493	US Bancorp	6.500%		A3	1,538,304
25,108	Western Alliance Bancorp	6.250%		N/R	631,466
	Total Banks				9,403,361

Shares	Description (1)	Coupon	Ratings (5)	Value

	Capital Markets – 2.5%

7,065	Apollo Investment Corp	6.875%	BBB–	$177,049
16,600	B. Riley Financial Inc.	7.500%	N/R	423,300
22,950	B. Riley Financial Inc.	7.250%	N/R	576,045
50,579	Charles Schwab Corp/The	6.000%	BBB	1,298,869
16,000	Cowen Inc.	7.350%	N/R	411,200
7,715	Hercules Capital Inc.	6.250%	N/R	195,035
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	948,258
48,535	Morgan Stanley	7.125%	BB+	1,363,348
11,059	Oaktree Specialty Lending Corp	6.125%	BB+	276,364
31,470	Stifel Financial Corp	6.250%	BB–	795,876
	Total Capital Markets			6,465,344

	Consumer Finance – 0.8%

31,035	Capital One Financial Corp	6.700%	Baa3	810,634
49,015	GMAC Capital Trust I	8.097%	B+	1,289,095
	Total Consumer Finance			2,099,729

	Diversified Telecommunication Services – 0.2%

26,175	Qwest Corp	6.875%	BBB–	638,670

	Equity Real Estate Investment Trusts – 1.0%

10,288	Digital Realty Trust Inc.	7.375%	Baa3	261,727
15,951	Digital Realty Trust Inc.	6.625%	Baa3	418,554
17,225	LaSalle Hotel Properties	6.300%	N/R	419,601
22,032	Senior Housing Properties Trust	5.625%	BBB–	535,818
20,300	Sunstone Hotel Investors Inc.	6.950%	N/R	521,304
16,530	VEREIT Inc.	6.700%	BB	410,770
	Total Equity Real Estate Investment Trusts			2,567,774

	Food Products – 1.0%

550	CHS Inc.	7.875%	N/R	15,505
39,675	CHS Inc.	7.100%	N/R	1,070,431
58,065	CHS Inc.	6.750%	N/R	1,523,045
	Total Food Products			2,608,981

	Insurance – 2.1%

3,215	Allstate Corp/The	6.750%	BBB–	80,279
32,616	Argo Group US Inc.	6.500%	BBB–	820,292
32,400	Enstar Group Ltd	7.000%	BB+	855,360
19,650	Hartford Financial Services Group Inc./The	7.875%	Baa2	550,397
26,438	Kemper Corp	7.375%	Ba1	676,813
24,434	National General Holdings Corp	7.500%	N/R	609,384
9,191	National General Holdings Corp	7.500%	N/R	227,202
3,774	PartnerRe Ltd	7.250%	Baa2	101,898
15,875	Reinsurance Group of America Inc.	6.200%	BBB+	423,386
24,700	Reinsurance Group of America Inc.	5.750%	BBB+	629,109
16,500	Torchmark Corp	6.125%	BBB+	421,080
	Total Insurance			5,395,200

	Mortgage Real Estate Investment Trusts – 0.1%

10,028	MFA Financial Inc.	8.000%	N/R	256,917

	Thrifts & Mortgage Finance – 0.7%

31,915	Federal Agricultural Mortgage Corp	6.875%	N/R	835,535
33,900	New York Community Bancorp Inc.	6.375%	Ba1	905,130
	Total Thrifts & Mortgage Finance			1,740,665

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%	Baa1	508,250

	Wireless Telecommunication Services – 0.5%

48,325	United States Cellular Corp	7.250%	Ba1	1,240,020
	Total $25 Par (or similar) Retail Preferred (cost $31,655,673)			32,924,911

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 2.7% (1.8% of Total Investments)

	Chemicals – 0.1%

$325	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	$345,823

	Consumer Finance – 0.1%

305	Ally Financial Inc.	8.000%	3/15/20	BB+	323,910

	Containers & Packaging – 0.2%

400	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	430,000

	Entertainment – 0.3%

575	Viacom Inc.	6.875%	4/30/36	BBB	653,928

	Food Products – 0.0%

125	Land O’ Lakes Inc., 144A	7.000%	N/A (6)	BB	126,563

	IT Services – 0.3%

800	First Data Corp, 144A	7.000%	12/01/23	B+	833,000

	Machinery – 0.2%

400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	407,620

	Media – 0.6%

825	DISH DBS Corp	7.750%	7/01/26	BB	781,688
757	Liberty Interactive LLC	8.500%	7/15/29	BB	811,883
1,582	Total Media				1,593,571

	Metals & Mining – 0.1%

225	ArcelorMittal, (8)	7.000%	10/15/39	BBB–	261,452

	Oil, Gas & Consumable Fuels – 0.4%

900	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB–	930,843

	Specialty Retail – 0.3%

825	L Brands Inc.	6.875%	11/01/35	Ba1	697,125

	Wireless Telecommunication Services – 0.1%

250	Altice Financing SA, 144A	7.500%	5/15/26	B+	243,750
$6,712	Total Corporate Bonds (cost $6,969,852)				6,847,585

Shares	Description (1)	Coupon		Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.8% (1.3% of Total Investments)

	Banks – 0.6%

975	Bank of America Corp	7.250%		BBB–	$1,261,894
325	Wells Fargo & Co	7.500%		Baa2	419,536
	Total Banks				1,681,430

	Electric Utilities – 0.5%

21,900	NextEra Energy Inc.	6.123%		BBB	1,247,205

	Multi-Utilities – 0.5%

12,200	Sempra Energy	6.750%		N/R	1,224,148

	Independent Power & Renewable Electricity Producers – 0.2%

5,400	Vistra Energy Corp	7.000%		N/R	525,366
	Total Convertible Preferred Securities (cost $4,613,851)				4,678,149

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)

	Media – 0.2%

$674	Liberty Interactive LLC	4.000%	11/15/29	BB	$466,746
$674	Total Convertible Bonds (cost $447,685)				466,746
	Total Long-Term Investments (cost $265,186,762)				358,093,184

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 6.2% (4.2% of Total Investments)

	REPURCHASE AGREEMENTS – 6.2% (4.2% of Total Investments)

$15,871	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $15,872,640, collateralized by $14,985,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $16,194,379	1.050%	10/01/18		$15,871,251
	Total Short-Term Investments (cost $15,871,251)				15,871,251
	Total Investments (cost $281,058,013) – 145.4%				373,964,435
	Borrowings – (45.1)% (9), (10)				(116,000,000)
	Other Assets Less Liabilities – (0.3)% (11)				(669,977)
	Net Assets Applicable to Common Shares – 100%				$257,294,458

Investments in Derivatives

Options Written

Description (12)	Type	Number of Contracts	Notional Amount (13)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(250)	$(43,500,000)	$1,740	10/19/18	$(85,000)
Total Options Written (premiums received $198,491)		(250)	$(43,500,000)			$(85,000)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$2,909,993	$2,909,993

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$207,997,534	$68,350,545	$—	$276,348,079
$1,000 Par (or similar) Institutional Preferred	—	36,827,714	—	36,827,714
$25 Par (or similar) Retail Preferred	31,290,409	1,634,502	—	32,924,911
Corporate Bonds	—	6,847,585	—	6,847,585
Convertible Preferred Securities	4,678,149	—	—	4,678,149
Convertible Bonds	—	466,746	—	466,746

Short-Term Investments:
Repurchase Agreements	—	15,871,251	—	15,871,251

Investments in Derivatives:
Options Written	(85,000)	—	—	(85,000)
Interest Rate Swaps*	—	2,909,993	—	2,909,993
Total	$243,881,092	$132,908,336	$—	$376,789,428
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$282,470,085
Gross unrealized:
Appreciation	$100,124,719
Depreciation	(8,630,369)
Net unrealized appreciation (depreciation) of investments	$91,494,350

Tax cost of options written	$ (85,000)
Net unrealized appreciation (depreciation) of options written	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	2,909,993

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $103,024,249.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(9)	Borrowings as a percentage of Total Investments is 31.0%.

(10)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $250,580,582 have been pledged as collateral for borrowings.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(12)	Exchange-traded, unless otherwise noted.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018